Note 18 - Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 21, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jan. 12, 2024	Jan. 09, 2023	Aug. 17, 2022
Other Liabilities, Noncurrent		$ 3,800		$ 3,800		$ 3,800	$ 3,800
Stock Issued During Period, Value, Exercise Of Warrants		$ 15	$ 312				843
Proceeds from Warrant Exercises				$ 327	$ 0	0	843
February 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 6,354
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	25
Stock Issued During Period, Value, Exercise Of Warrants	$ 200
Proceeds from Warrant Exercises	$ 100
February 2023 New Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 9,684
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	49
Panacea Venture Healthcare Fund I, L.P. [Member] | February 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 6,354
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	25
Stock Issued During Period, Value, Exercise Of Warrants	$ 200
Proceeds from Warrant Exercises	$ 100
Panacea Venture Healthcare Fund I, L.P. [Member] | February 2023 New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	49
AEROSURF Funding Term Sheet [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Nonrefundable Payments								$ 1,000
Other Liabilities, Noncurrent						3,800	$ 3,800
Contractual Obligation, Total						$ 0
License Agreement with Lee’s Pharmaceutical (HK) Ltd. [Member]
Maximum Amount May be Received for Potential Milestone Payments									$ 3,100
Maximum Amount May be Received for Sales Milestone Payments									$ 135,250
A&R License Agreement With Lee [Member]
Maximum Amount May be Received for Potential Milestone Payments											$ 78,900
Lee’s Pharmaceutical Holdings Limited [Member] | Windtree Therapeutics [Member]
Ownership Percentage						2.00%	2.00%			14.00%
Panacea [Member] | Windtree Therapeutics [Member]
Ownership Percentage						1.00%	1.00%			9.00%